Condensed Statement of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (371,642)	$ (97,764)	$ (1,771,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares		5,000
Interest earned on marketable securities held in Trust Account	(2,496)		(8,777)
Changes in operating assets and liabilities:
Prepaid expenses	115,219	(1,188,660)	287,636
Accrued expenses	200,975	25,296	1,344,210
Net cash used in operating activities	(57,944)	(1,256,128)	(148,070)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(276,000,000)
Net cash used in investing activities		(276,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Public Shares, net of underwriting discounts paid		270,480,000
Proceeds from sale of Private Placement Shares		7,520,000
Advances from related party			24,702
Proceeds from convertible promissory note - related party	2,000,000		2,000,000
Repayment of promissory note – related party		(104,462)
Payments of offering costs		(549,315)
Net cash provided by financing activities	2,000,000	277,346,223	2,024,702
Net Change in Cash	1,942,056	90,095	1,876,632
Cash – Beginning of period	90,095	0	90,095
Cash – End of period	$ 2,032,151	90,095	$ 1,966,727
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption		262,686,220
Change in value of Class A ordinary shares subject to possible redemption		(92,770)
Deferred underwriting fee payable		9,660,000
Offering costs paid directly by Sponsor in consideration for the issuance of Class B ordinary shares		20,000
Payment of offering costs through promissory note – related party		$ 104,462